S000031479 [Member] Investment Strategy - BrandywineGLOBAL - Multi-Sector Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund seeks to achieve its investment objective by investing in fixed income securities or other instruments with similar economic characteristics. The subadviser has broad discretion to invest in multiple types of fixed income securities including, but not limited to, corporate debt, high yield debt, bank loans or loan participation interests, mortgage-backed securities, asset-backed securities, and convertible securities.
Although the fund may invest in securities of any maturity, the fund normally expects to maintain a dollar-weighted average effective duration, as estimated by the subadviser, of less than 3 years. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of particular features of a security (for example, some bonds can be prepaid by the issuer).
The fund typically invests at least 50% of its net assets in investment grade debt securities. The fund may invest in below-investment grade securities, that are commonly referred to as “junk bonds,” “high yield bonds,” or “non-investment grade bonds”. The fund may invest in securities rated, at the time of purchase, as low as B- by at least one nationally recognized statistical ratings organization (“NRSRO”) or, if unrated, deemed by the subadviser to be of comparable quality. Under normal circumstances, the fund expects the minimum average credit quality of its portfolio to be BBB- (or the equivalent) or higher. The fund may not invest more than 20% of its net assets in unrated securities.
While the fund expects to invest primarily in securities of U.S. issuers that are denominated in U.S. dollars, it may invest up to 20% of its net assets in securities of non-U.S. issuers, which may be denominated in foreign currencies.
Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including options, forwards, interest rate swaps and other swaps (including buying and selling credit default swaps and options on credit default swaps), foreign currency futures, forwards and options, and futures contracts, and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The fund may use one or more types of these instruments without limit, subject to applicable regulatory requirements. For additional information regarding derivatives, see “More on the fund’s investment strategies, investments and risks – Derivatives” in the Prospectus.
The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.
The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.